Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Details of Other Liabilities

	2017		2016		2015
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Liabilities for contractual claims(1)	90	2,008	—	950	—	—
Extension of concessions	179	342	336	508	340	412
Maxus Entities’ agreements(2)	—	—	—	2,932	—	—
Investments in associates and joint ventures with negative equity(3)	—	—	—	—	—	1
Miscellaneous	8	33	—	—	—	—

	277	2,383	336	4,390	340	413

(1)	See Note 14.
(2)	See Note 27.
(3)	See Note 9.